Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T,
Class B, and Class C
November 29, 2006
Prospectus

The following information replaces the biographical information for Advisor Consumer Discretionary, Advisor Electronics, Advisor Financial Services, Advisor Industrials in the "Fund Management" section on page 30.

John M. Harris is manager of Advisor Consumer Discretionary Fund, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

Christopher Lee is co-manager of Advisor Electronics Fund, which he has managed since February 2007. He joined Fidelity Investments in 2004, after receiving his MBA from the Sloan School of Management at the Massachusetts Institute of Technology. From 1999 to 2002, Mr. Lee was an Associate in the Technology Group for TA Associates in Boston.

Paul Jackson is co-manager of Advisor Electronics Fund, which he has managed since February 2007. Since joining Fidelity Investments in 2005, Mr. Jackson has worked as a research analyst. From 2003 until 2005, Mr. Jackson worked for State Street Global Advisors as a research analyst and portfolio manager. Prior to that, he worked at Fortis Investments as a research analyst from April 2003 until September 2003. Before that, Mr. Jackson worked for Abacus Investments, a Boston-based hedge fund, as an analyst and assistant portfolio manager, from May 2002 until December 2002. He began his career at Wellington Management Company in Boston as a Global Industry Analyst from 1997 until 2002.

Brian Younger is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Richard Manuel is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Tobias W. Welo is manager of Advisor Industrials Fund, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

AFOC-07-03 April 20, 2007
1.480125.159

Supplement to the
Fidelity Advisor
Focus Funds®
Institutional Class
November 29, 2006
Prospectus

The following information replaces the biographical information for Advisor Consumer Discretionary, Advisor Electronics, Advisor Financial Services, Advisor Industrials in the "Fund Management" section on page 29.

John M. Harris is manager of Advisor Consumer Discretionary Fund, which he has managed since April 2007. Mr. Harris joined Fidelity Investments in May 2006 as a research analyst. Previously, he worked as an equity analyst and portfolio manager for Morgan Stanley from 2002 until 2005. Mr. Harris manages other Fidelity Funds.

Christopher Lee is co-manager of Advisor Electronics Fund, which he has managed since February 2007. He joined Fidelity Investments in 2004, after receiving his MBA from the Sloan School of Management at the Massachusetts Institute of Technology. From 1999 to 2002, Mr. Lee was an Associate in the Technology Group for TA Associates in Boston.

Paul Jackson is co-manager of Advisor Electronics Fund, which he has managed since February 2007. Since joining Fidelity Investments in 2005, Mr. Jackson has worked as a research analyst. From 2003 until 2005, Mr. Jackson worked for State Street Global Advisors as a research analyst and portfolio manager. Prior to that, he worked at Fortis Investments as a research analyst from April 2003 until September 2003. Before that, Mr. Jackson worked for Abacus Investments, a Boston-based hedge fund, as an analyst and assistant portfolio manager, from May 2002 until December 2002. He began his career at Wellington Management Company in Boston as a Global Industry Analyst from 1997 until 2002.

Brian Younger is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in June 1998, Mr. Younger has worked as a research analyst and portfolio manager.

Richard Manuel is co-manager of Advisor Financial Services Fund, which he has managed since February 2007. Prior to joining Fidelity Investments in 2006, Mr. Manuel was a research analyst for Riversource Investments, formerly a division of American Express. From 1995 to 2002, he worked for Putnam Investments as a research analyst.

Tobias W. Welo is manager of Advisor Industrials Fund, which he has managed since January 2007. Since joining Fidelity Investments in 2005, Mr. Welo has worked as an analyst. Prior to joining Fidelity, he worked as an analyst and assistant portfolio manager for BlackRock. From 1999 until 2002, Mr. Welo was an analyst for Boston Partners.

AFOCI-07-03 April 20, 2007
1.479771.153